UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21411

Investment Company Act File Number

Eaton Vance Senior Floating-Rate Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Senior Floating-Rate Trust

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 141.6%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.8%
BE Aerospace, Inc.
Term Loan, 4.00%, Maturing December 16, 2021		962	$963,194
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		311	281,416
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		424	339,352
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		1,767	1,470,689
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		4,178	4,090,986
Term Loan, 3.75%, Maturing June 4, 2021		1,798	1,747,440

			$8,893,077

Air Transport — 0.4%
Virgin America, Inc.
Term Loan, 4.50%, Maturing April 4, 2019		2,350	$1,935,460

			$1,935,460

Automotive — 3.9%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020		1,031	$1,031,162
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019		2,778	2,771,775
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017		2,846	2,835,012
Term Loan, 3.25%, Maturing December 31, 2018		2,063	2,050,613
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		640	614,640
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		983	972,061
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		3,866	3,124,312
Horizon Global Corporation
Term Loan, 7.00%, Maturing May 11, 2022		463	446,916
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		2,102	2,026,719
Schaeffler AG
Term Loan, 4.25%, Maturing May 15, 2020		347	347,863
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	798	853,668
Term Loan, 4.50%, Maturing June 30, 2022		1,197	1,165,579
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		646	619,963
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021		627	623,458

			$19,483,741

Beverage and Tobacco — 0.4%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		1,231	$1,115,385
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		1,000	875,000

			$1,990,385

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Brokerage/Securities Dealers/Investment Houses — 0.3%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022	323	$320,950
Term Loan - Second Lien, 9.75%, Maturing March 3, 2023	275	259,875
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021	788	764,360

		$1,345,185

Building and Development — 3.1%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	991	$983,010
Auction.com, LLC
Term Loan, 6.00%, Maturing May 8, 2022	1,017	1,008,411
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	611	574,281
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	2,587	2,521,246
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	4,466	4,034,409
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	199	199,000
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	922	915,519
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	1,350	1,346,625
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	1,498	1,479,017
Realogy Corporation
Term Loan, 3.75%, Maturing March 5, 2020	973	967,989
Summit Materials Companies I, LLC
Term Loan, 4.25%, Maturing July 17, 2022	622	613,584
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	572	556,496

		$15,199,587

Business Equipment and Services — 9.8%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	3,308	$3,159,379
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	599	594,759
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	2,260	1,910,061
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	814	695,934
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020	809	785,719
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	1,033	961,030
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	413	403,443
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	612	537,020
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019	933	914,708
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	274	270,889
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	1,156	843,823
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020(3)	266	122,250
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(3)	473	116,888

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		4,638	$4,509,745
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		1,401	1,380,318
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		1,541	1,510,078
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		110	104,650
Term Loan, 4.00%, Maturing November 6, 2020		976	930,642
Term Loan, 4.75%, Maturing November 6, 2020	CAD	1,344	910,078
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		1,858	1,846,296
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		1,933	1,901,336
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		1,173	1,172,191
ION Trading Finance Limited
Term Loan, 4.25%, Maturing June 10, 2021		474	460,783
Term Loan, 4.50%, Maturing June 10, 2021	EUR	1,025	1,108,648
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		2,673	2,669,301
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		2,325	2,290,304
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		1,073	1,066,963
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		914	776,688
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		527	510,774
Term Loan, 4.50%, Maturing April 2, 2022		670	629,741
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		549	546,175
RCS Capital Corporation
DIP Loan, Maturing February 2, 2017(2)		700	693,000
Term Loan, 7.50%, Maturing April 29, 2019(3)		2,251	1,575,966
Term Loan - Second Lien, 11.50%, Maturing April 29, 2021(3)		1,000	172,600
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		643	620,474
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		1,000	980,000
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		3,390	3,370,583
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		629	619,844
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		1,188	1,152,360
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		44	43,206
Term Loan, 4.25%, Maturing May 14, 2022		254	246,712
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		3,217	3,162,468

			$48,277,827

Cable and Satellite Television — 3.2%
Altice US Finance I Corporation
Term Loan, 4.25%, Maturing December 14, 2022		1,087	$1,069,335
MCC Iowa, LLC
Term Loan, 3.75%, Maturing June 30, 2021		862	857,700
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022		3,900	3,898,916

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Numericable Group SA
Term Loan, 4.56%, Maturing July 29, 2022	EUR	698	$743,177
Term Loan, 4.56%, Maturing July 31, 2022		374	357,113
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020		1,033	995,881
Term Loan, 4.50%, Maturing May 21, 2020		1,194	1,151,126
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023		2,629	2,578,840
Term Loan, 4.25%, Maturing June 30, 2023	GBP	1,475	2,065,867
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	382	405,339
Term Loan, 3.75%, Maturing January 15, 2022	EUR	593	629,200
Term Loan, 3.75%, Maturing January 15, 2022	EUR	1,074	1,138,862

			$15,891,356

Chemicals and Plastics — 7.3%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		273	$269,639
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		141	139,903
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		300	291,736
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		3,552	3,525,849
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022		2,512	2,240,202
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		1,190	1,172,135
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		509	502,054
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		550	520,552
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		147	141,943
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		890	860,124
GCP Applied Technologies, Inc.
Term Loan, Maturing February 3, 2022(2)		550	552,063
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		2,217	2,186,538
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021		988	975,175
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	422	441,653
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	987	1,030,635
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		4,124	4,015,434
Term Loan, 4.25%, Maturing March 31, 2022		695	666,632
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		295	264,722
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		549	511,479
Term Loan, 5.50%, Maturing June 7, 2020		594	553,657
Term Loan, 5.50%, Maturing June 7, 2020		1,299	1,211,467
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		1,254	1,238,173
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		524	521,176
Term Loan, 5.00%, Maturing July 25, 2021	EUR	853	929,475

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		684	$667,144
PolyOne Corporation
Term Loan, 3.75%, Maturing November 11, 2022		500	501,250
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		1,140	1,131,291
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		296	284,122
Term Loan, 4.50%, Maturing July 31, 2021	EUR	963	1,036,496
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		71	70,009
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		400	396,715
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		323	315,412
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing March 19, 2020		2,944	2,585,204
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		3,242	3,149,251
Zep, Inc.
Term Loan, 5.75%, Maturing June 27, 2022		1,343	1,328,978

			$36,228,288

Clothing/Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		1,625	$1,539,281

			$1,539,281

Conglomerates — 1.0%
Bestway UK Holdco Limited
Term Loan, 5.26%, Maturing October 6, 2021	GBP	1,103	$1,571,760
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022		1,150	1,147,844
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		2,798	2,049,878

			$4,769,482

Containers and Glass Products — 2.9%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		2,115	$2,089,541
Term Loan, 3.75%, Maturing January 6, 2021		612	605,211
Term Loan, 4.00%, Maturing October 1, 2022		1,095	1,092,253
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		1,485	1,486,856
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		394	382,180
Onex Wizard Acquisition Company I S.a.r.l.
Term Loan, 4.25%, Maturing March 13, 2022	EUR	1,985	2,152,463
Onex Wizard US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		1,216	1,203,749
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		369	355,755
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		2,770	2,761,833
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		574	561,032
Verallia
Term Loan, 5.00%, Maturing July 24, 2022	EUR	1,650	1,787,649

			$14,478,522

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cosmetics/Toiletries — 1.8%
Coty, Inc.
Term Loan, 3.75%, Maturing October 27, 2022		875	$873,359
Galleria Co.
Term Loan, 3.75%, Maturing September 22, 2022		1,725	1,719,609
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022		1,571	1,513,130
Prestige Brands, Inc.
Term Loan, 3.50%, Maturing September 3, 2021		719	718,208
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		1,179	1,176,518
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		3,111	2,969,245

			$8,970,069

Drugs — 3.6%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		364	$360,539
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021		1,062	1,027,062
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		1,361	1,307,885
Term Loan, 4.50%, Maturing March 11, 2021	EUR	695	750,887
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022		2,625	2,595,469
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		1,219	1,167,073
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021		1,498	1,451,490
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing December 11, 2019		2,561	2,465,138
Term Loan, 3.75%, Maturing August 5, 2020		3,125	3,003,975
Term Loan, 4.00%, Maturing April 1, 2022		3,589	3,454,172

			$17,583,690

Ecological Services and Equipment — 1.1%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		3,703	$3,606,215
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		2,197	1,845,630

			$5,451,845

Electronics/Electrical — 15.6%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		2,081	$1,399,796
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		5,307	5,285,189
Term Loan, Maturing February 1, 2023(2)		8,775	8,647,034
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		707	696,784
CommScope, Inc.
Term Loan, 3.83%, Maturing December 29, 2022		923	919,948
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		1,195	752,687
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020		5,856	5,845,584
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022		293	288,379
Term Loan - Second Lien, 9.50%, Maturing June 25, 2023		400	394,000
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		336	333,608

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	822	$724,100
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	1,485	1,460,259
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	4,477	4,461,849
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022	587	578,404
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023	550	512,875
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	5,171	4,877,284
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	3,416	3,270,385
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	571	539,300
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	517	517,125
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	1,018	1,004,527
Term Loan, 5.25%, Maturing November 19, 2021	1,954	1,933,485
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,355	1,354,030
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	1,234	1,209,725
Microsemi Corporation
Term Loan, 5.25%, Maturing January 15, 2023	1,425	1,416,688
NXP B.V.
Term Loan, 3.75%, Maturing December 7, 2020	1,750	1,747,968
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	359	355,858
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	2,176	2,090,238
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	225	205,312
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	1,189	1,184,437
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	1,750	1,742,708
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	5,686	5,032,503
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	200	199,947
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	3,556	2,662,870
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	540	516,539
SS&C Technologies, Inc.
Term Loan, 4.01%, Maturing July 8, 2022	1,967	1,959,793
Term Loan, 4.02%, Maturing July 8, 2022	283	281,578
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	1,877	1,858,503
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	2,017	1,976,623
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	861	858,962
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	1,601	1,594,956
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	913	907,651
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	1,215	1,200,295

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021		1,966	$1,968,355

			$76,768,141

Financial Intermediaries — 4.8%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020		1,977	$1,917,544
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020		1,525	1,483,063
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018		1,988	1,981,313
First Data Corporation
Term Loan, 3.93%, Maturing March 24, 2018		4,961	4,903,518
Term Loan, 3.93%, Maturing September 24, 2018		1,875	1,853,906
Term Loan, 4.18%, Maturing July 8, 2022		750	738,348
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021		1,119	1,079,992
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020		1,323	1,315,048
Hamilton Lane Advisors, LLC
Term Loan, 4.25%, Maturing July 9, 2022		499	496,048
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021		754	748,797
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019		497	500,166
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020		437	435,371
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		123	122,802
Term Loan, 6.25%, Maturing September 4, 2018		670	669,860
Term Loan, 6.25%, Maturing September 4, 2018		733	733,125
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018		985	985,362
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		960	951,105
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		267	263,927
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		626	627,164
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		2,311	1,805,421

			$23,611,880

Food Products — 4.5%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		3,598	$3,597,709
Term Loan - Second Lien, 9.50%, Maturing October 10, 2017		700	692,125
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		1,258	1,258,066
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	EUR	552	598,541
Term Loan, 4.25%, Maturing July 2, 2022		2,110	2,101,842
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		901	900,672
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		1,191	1,143,376
Term Loan - Second Lien, 8.25%, Maturing August 18, 2021		1,500	1,230,000
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		192	191,941
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		1,271	1,248,522

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021	835	$823,642
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018	862	857,738
Term Loan, 3.75%, Maturing September 18, 2020	1,540	1,497,225
Term Loan, 4.00%, Maturing October 30, 2022	675	657,914
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017	5,199	5,136,378
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021	266	265,664

		$22,201,355

Food Service — 4.0%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021	4,688	$4,665,243
Aramark Services, Inc.
Term Loan, 3.93%, Maturing July 26, 2016	20	19,953
Term Loan, 3.93%, Maturing July 26, 2016	36	35,895
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019	1,005	997,361
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	2,052	2,046,527
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018	1,637	1,623,568
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019	402	383,801
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020	268	263,433
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	4,851	4,789,992
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	6,735	4,673,786

		$19,499,559

Food/Drug Retailers — 2.8%
Albertsons, LLC
Term Loan, 5.50%, Maturing March 21, 2019	2,311	$2,290,900
Term Loan, 5.13%, Maturing August 25, 2019	3,128	3,067,127
Term Loan, 5.50%, Maturing August 25, 2021	893	875,943
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	1,450	1,453,625
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021	1,500	1,499,766
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	4,754	4,593,925

		$13,781,286

Health Care — 15.4%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	248	$246,159
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022	323	323,914
Akorn, Inc.
Term Loan, 6.00%, Maturing April 16, 2021	1,037	1,020,026
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021	698	693,013
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	1,600	1,585,679
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	1,205	1,114,639
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	1,718	1,695,811

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
AmSurg Corp.
Term Loan, 3.50%, Maturing July 16, 2021	591	$588,168
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing July 21, 2021	499	496,880
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	931	925,151
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	769	765,511
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019	569	561,766
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	3,026	2,602,507
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	33	32,515
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	1,146	1,136,601
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	2,583	2,489,592
Term Loan, 4.00%, Maturing January 27, 2021	4,753	4,584,453
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	299	294,396
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	1,313	1,298,356
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	1,012	969,172
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021	3,177	3,175,037
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	2,139	2,073,291
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	1,972	1,970,060
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	95	94,976
Term Loan, 4.25%, Maturing August 30, 2020	314	312,107
Global Healthcare Exchange, LLC
Term Loan, 5.50%, Maturing August 15, 2022	1,072	1,066,281
Greatbatch Ltd.
Term Loan, 5.25%, Maturing September 22, 2022	950	942,875
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	1,596	1,579,024
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	974	893,416
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	2,007	1,994,385
Term Loan, 7.75%, Maturing May 15, 2018	2,378	2,362,681
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	4,378	4,302,479
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	1,478	1,429,481
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	4,428	4,319,290
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing July 28, 2022	1,122	1,108,160
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	1,667	1,633,865
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017(3)	526	289,437
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017(3)	383	210,420

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021		516	$508,398
New Millennium HoldCo, Inc.
Term Loan, 7.50%, Maturing December 21, 2020		2,100	1,908,554
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		3,578	3,130,423
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		3,113	2,572,209
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		3,078	2,726,064
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing June 6, 2022		449	441,020
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		987	983,596
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018		1,888	1,870,354
RCHP, Inc.
Term Loan, 6.00%, Maturing April 23, 2019		2,198	2,168,531
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		1,079	1,071,202
Select Medical Corporation
Term Loan, 5.00%, Maturing June 1, 2018		1,110	1,093,716
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		698	679,048
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		341	329,306
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		1,139	1,013,265
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		2,093	2,014,277

			$75,691,537

Home Furnishings — 0.3%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		1,461	$1,455,228

			$1,455,228

Industrial Equipment — 4.5%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		1,702	$1,628,724
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		433	425,662
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		999	960,178
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		262	254,451
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		3,191	2,881,599
Term Loan, 4.75%, Maturing July 30, 2020	EUR	391	378,831
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		2,751	2,636,372
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		430	397,496
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		1,122	1,100,718
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		663	596,710
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		4,521	4,326,912
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		983	945,924

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		295	$278,539
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		741	725,931
Terex Corporation
Term Loan, 3.50%, Maturing August 13, 2021	EUR	1,555	1,684,871
Term Loan, Maturing December 7, 2022(2)		1,500	1,470,000
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		268	257,024
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		332	325,750
Wittur GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	900	951,327

			$22,227,019

Insurance — 5.1%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		1,891	$1,845,011
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		4,686	4,691,478
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022		750	737,812
Term Loan - Second Lien, 10.00%, Maturing October 20, 2023		700	675,500
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		4,003	3,778,990
Term Loan, 5.00%, Maturing August 4, 2022		5,075	4,674,883
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		2,300	1,953,850
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		463	446,047
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		856	575,591
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		1,000	545,000
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		2,762	2,657,260
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		2,729	2,677,563

			$25,258,985

Leisure Goods/Activities/Movies — 6.0%
AMC Entertainment, Inc.
Term Loan, 4.00%, Maturing December 15, 2022		2,170	$2,174,019
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022		1,521	1,511,205
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019		3,225	3,185,876
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020		873	873,542
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022		424	397,092
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing December 15, 2022		1,900	1,886,542
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020		939	928,119
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019		251	247,349
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021		136	135,775
Term Loan, 5.50%, Maturing May 8, 2021		1,058	1,052,255
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020		2,514	2,510,711

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022		1,343	$1,310,508
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021		1,726	1,683,324
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019		1,164	1,152,724
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		2,743	2,590,523
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)		1,083	189,596
SRAM, LLC
Term Loan, 4.03%, Maturing April 10, 2020		1,672	1,363,111
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		1,982	1,962,244
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020		1,174	456,288
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		1,031	992,960
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		2,813	2,753,259

			$29,357,022

Lodging and Casinos — 5.8%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		388	$389,183
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		3,338	3,087,455
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		1,997	1,983,895
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		406	403,816
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(4)		978	852,832
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		776	773,057
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		3,577	3,561,985
Gala Group Finance PLC
Term Loan, 5.51%, Maturing May 27, 2018	GBP	3,125	4,452,534
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		134	133,001
Term Loan, 5.50%, Maturing November 21, 2019		313	310,336
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		4,364	4,361,798
La Quinta Intermediate Holdings, LLC
Term Loan, 3.75%, Maturing April 14, 2021		778	755,184
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		2,425	2,407,065
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		260	260,105
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		489	474,088
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		3,577	3,216,106
Term Loan, 6.00%, Maturing October 1, 2021		842	751,940
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020		367	362,897

			$28,537,277

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Nonferrous Metals/Minerals — 2.5%
Alpha Natural Resources, LLC
DIP Loan, 10.00%, Maturing January 31, 2017	400	$380,000
Term Loan, 3.50%, Maturing May 22, 2020	2,557	946,260
Arch Coal, Inc.
DIP Loan, Maturing January 12, 2017(2)	825	783,750
Term Loan, 6.25%, Maturing May 16, 2018	3,529	1,049,933
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	596	583,590
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019	2,998	1,399,469
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017	298	208,829
Term Loan, 7.50%, Maturing April 16, 2020	1,865	883,761
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	987	312,000
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	2,637	2,452,178
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	1,375	1,237,076
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	2,125	1,646,875
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019(3)	500	308,400

		$12,192,121

Oil and Gas — 3.9%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	1,122	$456,170
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	1,914	1,521,534
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	940	931,999
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	963	931,521
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	1,735	849,968
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	2,049	813,127
Energy Transfer Equity L.P.
Term Loan, 4.00%, Maturing December 2, 2019	395	306,125
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	1,027	691,512
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	1,700	282,625
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	2,192	891,308
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	7,282	5,720,176
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	839	190,958
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(4)	1,850	50,875
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	4,616	1,840,452
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	35	17,081
Term Loan, 4.25%, Maturing December 16, 2020	94	45,800
Term Loan, 4.25%, Maturing December 16, 2020	679	329,242
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	204	117,482
Term Loan, 4.25%, Maturing October 1, 2019	335	192,339
Term Loan, 4.25%, Maturing October 1, 2019	2,524	1,451,527

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	394	$83,725
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	260	220,093
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	1,883	1,464,359

		$19,399,998

Publishing — 2.8%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)	324	$258,724
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	1,744	1,739,361
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	5,370	3,464,668
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	3,896	3,073,358
McGraw-Hill Global Education Holdings, LLC
Term Loan, 4.75%, Maturing March 22, 2019	687	679,420
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	596	500,986
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	299	294,509
Penton Media, Inc.
Term Loan, 4.75%, Maturing October 3, 2019	608	603,197
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	1,663	1,621,623
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	1,422	1,365,542

		$13,601,388

Radio and Television — 3.8%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	412	$373,305
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	1,960	1,712,774
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021	222	220,799
CCO Safari III, LLC
Term Loan, 3.50%, Maturing January 24, 2023	2,075	2,076,513
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	4,137	3,054,347
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018	356	354,698
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021	245	242,805
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	646	600,367
iHeartCommunications, Inc.
Term Loan, 7.18%, Maturing January 30, 2019	2,132	1,420,763
Term Loan, 7.93%, Maturing July 30, 2019	364	242,218
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	1,332	1,328,381
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	629	624,454
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	714	708,141
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021	838	832,902

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sinclair Television Group, Inc.
Term Loan, 3.00%, Maturing April 9, 2020		486	$479,383
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		4,713	4,610,478

			$18,882,328

Retailers (Except Food and Drug) — 8.5%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		1,902	$1,199,663
B&M Retail Limited
Term Loan, 3.34%, Maturing May 21, 2019	GBP	350	494,455
Term Loan, 3.84%, Maturing April 28, 2020	GBP	275	388,629
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		2,346	2,256,121
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		4,839	4,762,411
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		621	536,423
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		2,011	2,008,898
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		651	456,001
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		996	998,612
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		2,849	1,929,350
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		1,807	1,697,008
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		1,509	1,355,815
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		2,504	2,481,232
Term Loan, 4.00%, Maturing January 28, 2020		809	804,234
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		4,203	3,662,925
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022		2,693	2,630,408
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.50%, Maturing October 11, 2018		461	460,606
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		4,714	4,574,910
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		1,702	1,549,053
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		517	473,169
Pilot Travel Centers, LLC
Term Loan, 3.75%, Maturing October 1, 2021		1,473	1,476,300
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		491	459,613
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		2,568	2,447,911
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		778	701,675
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(5)	EUR	631	683,365
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(6)	EUR	945	708,876
Term Loan, 0.10%, (0.10% Cash, 0.00% PIK), Maturing October 29, 2021(3)	EUR	204	0
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018		501	472,138

			$41,669,801

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Steel — 1.5%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019	8,970	$6,267,572
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017	599	582,659
Neenah Foundry Company
Term Loan, 6.76%, Maturing April 26, 2017	381	379,512

		$7,229,743

Surface Transport — 0.7%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 11, 2018	1,746	$1,742,181
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(7)	48	47,334
Term Loan, 4.00%, Maturing July 31, 2022	109	107,838
Term Loan, 4.00%, Maturing July 31, 2022	342	338,086
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	1,547	1,237,950

		$3,473,389

Telecommunications — 4.0%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	7,550	$7,247,215
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	2,159	2,012,976
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	718	717,243
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	1,776	1,242,975
Term Loan, 4.00%, Maturing April 23, 2019	1,988	1,391,364
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	6,588	6,444,801
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	883	861,307

		$19,917,881

Utilities — 4.2%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	1,024	$964,032
Term Loan, 3.25%, Maturing January 31, 2022	390	368,247
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019	798	779,563
Term Loan, 3.50%, Maturing May 27, 2022	3,159	3,001,826
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	945	913,402
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	425	413,367
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	864	855,718
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 19, 2016	1,725	1,722,844
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	392	384,160
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	1,800	1,674,000
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	109	99,029
Term Loan, 5.00%, Maturing December 19, 2021	2,442	2,228,152
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 7, 2022	200	191,520

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	2,523	$2,452,271
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021(3)	1,312	892,235
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	2,761	2,305,539
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	1,328	1,273,706

		$20,519,611

Total Senior Floating-Rate Loans (identified cost $763,071,614)		$697,313,344

Corporate Bonds & Notes — 9.7%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
Aerojet Rocketdyne Holdings, Inc.
7.125%, 3/15/21	70	$71,400
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(8)	75	61,500
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(8)	15	15,487
Orbital ATK, Inc.
5.25%, 10/1/21	45	45,675
TransDigm, Inc.
7.50%, 7/15/21	10	10,250
6.00%, 7/15/22	85	83,725
6.50%, 7/15/24	80	78,600

		$366,637

Automotive — 0.1%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	20	$19,750
General Motors Financial Co., Inc.
4.75%, 8/15/17	70	71,995
3.25%, 5/15/18	10	10,032
Navistar International Corp.
8.25%, 11/1/21	30	18,863
ZF North America Capital, Inc.
4.50%, 4/29/22(8)	150	144,937

		$265,577

Beverage and Tobacco — 0.1%
Constellation Brands, Inc.
6.00%, 5/1/22	105	$117,075
4.25%, 5/1/23	105	107,756

		$224,831

Brokerage/Securities Dealers/Investment Houses — 0.0%(9)
Alliance Data Systems Corp.
6.375%, 4/1/20(8)	55	$55,688

		$55,688

Building and Development — 0.2%
Builders FirstSource, Inc.
10.75%, 8/15/23(8)	35	$32,944

Security	Principal Amount* (000’s omitted)	Value
Building Materials Corp. of America
5.375%, 11/15/24(8)	75	$74,250
6.00%, 10/15/25(8)	55	56,512
Greystar Real Estate Partners, LLC
8.25%, 12/1/22(8)	50	51,625
HD Supply, Inc.
7.50%, 7/15/20	110	114,950
5.25%, 12/15/21(8)	40	41,300
Hillman Group, Inc. (The)
6.375%, 7/15/22(8)	75	63,000
Nortek, Inc.
8.50%, 4/15/21	40	41,500
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(8)	120	123,276
TRI Pointe Holdings, Inc.
4.375%, 6/15/19	45	43,875
5.875%, 6/15/24	60	58,350
USG Corp.
5.875%, 11/1/21(8)	35	36,225
5.50%, 3/1/25(8)	5	5,069

		$742,876

Business Equipment and Services — 0.3%
Acosta, Inc.
7.75%, 10/1/22(8)	140	$115,500
Audatex North America, Inc.
6.00%, 6/15/21(8)	70	70,788
FTI Consulting, Inc.
6.00%, 11/15/22	40	41,550
IMS Health, Inc.
6.00%, 11/1/20(8)	75	77,662
National CineMedia, LLC
6.00%, 4/15/22	790	812,712
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	45	44,550
United Rentals North America, Inc.
7.625%, 4/15/22	40	41,300
6.125%, 6/15/23	35	33,863

		$1,237,925

Cable and Satellite Television — 0.8%
AMC Networks, Inc.
7.75%, 7/15/21	45	$47,925
Cable One, Inc.
5.75%, 6/15/22(8)	20	20,250
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	155	157,325
5.75%, 1/15/24	10	10,313
5.375%, 5/1/25(8)	95	94,288
CSC Holdings, LLC
8.625%, 2/15/19	15	16,013
5.25%, 6/1/24	10	8,850
DISH DBS Corp.
6.75%, 6/1/21	185	189,162
5.875%, 7/15/22	35	33,031
5.875%, 11/15/24	25	22,313
IAC/InterActiveCorp
4.875%, 11/30/18	55	55,825
Numericable-SFR SAS
4.875%, 5/15/19(8)	390	389,512

Security	Principal Amount* (000’s omitted)		Value
Virgin Media Secured Finance PLC
5.375%, 4/15/21(8)		833	$854,353
6.00%, 4/15/21(8)	GBP	855	1,266,624
5.50%, 1/15/25(8)		550	554,125

			$3,719,909

Chemicals and Plastics — 0.8%
Hexion, Inc.
6.625%, 4/15/20		4,450	$3,471,000
Platform Specialty Products Corp.
10.375%, 5/1/21(8)		15	14,062
6.50%, 2/1/22(8)		60	47,400
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/23(8)		15	15,750
Tronox Finance, LLC
6.375%, 8/15/20		130	80,925
7.50%, 3/15/22(8)		20	12,100
W.R. Grace & Co.
5.125%, 10/1/21(8)		30	30,225
5.625%, 10/1/24(8)		10	9,988

			$3,681,450

Commercial Services — 0.0%(9)
CEB, Inc.
5.625%, 6/15/23(8)		15	$15,038
ExamWorks Group, Inc.
5.625%, 4/15/23		35	35,299

			$50,337

Conglomerates — 0.0%(9)
Belden, Inc.
5.50%, 9/1/22(8)		20	$19,200
Spectrum Brands, Inc.
6.375%, 11/15/20		50	53,000
6.625%, 11/15/22		30	32,100
5.75%, 7/15/25(8)		70	72,100
TMS International Corp.
7.625%, 10/15/21(8)		45	34,988

			$211,388

Consumer Products — 0.0%(9)
Central Garden & Pet Co.
6.125%, 11/15/23		50	$51,375

			$51,375

Containers and Glass Products — 0.8%
Berry Plastics Corp.
6.00%, 10/15/22(8)		25	$25,625
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(8)		15	14,850
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(8)		35	34,410
6.375%, 8/15/25(8)		15	14,803
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		3,875	3,889,531

			$3,979,219

Cosmetics/Toiletries — 0.1%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(10)		235	$230,300

			$230,300

Security	Principal Amount* (000’s omitted)	Value
Distribution & Wholesale — 0.0%(9)
American Tire Distributors, Inc.
10.25%, 3/1/22(8)	50	$41,750

		$41,750

Diversified Financial Services — 0.0%(9)
Quicken Loans, Inc.
5.75%, 5/1/25(8)	35	$32,944

		$32,944

Drugs — 0.2%
ConvaTec Finance International SA
8.25%, 1/15/19(8)(10)	200	$178,750
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC
4.875%, 4/15/20(8)	30	28,838
5.625%, 10/15/23(8)	85	80,112
5.50%, 4/15/25(8)	30	26,850
Valeant Pharmaceuticals International, Inc.
6.375%, 10/15/20(8)	200	194,000
7.50%, 7/15/21(8)	50	49,750
5.50%, 3/1/23(8)	30	26,850
5.875%, 5/15/23(8)	120	108,000
6.125%, 4/15/25(8)	110	99,137

		$792,287

Ecological Services and Equipment — 0.0%(9)
ADS Waste Holdings, Inc.
8.25%, 10/1/20	50	$46,500
Clean Harbors, Inc.
5.25%, 8/1/20	50	51,187
5.125%, 6/1/21	25	25,250
Covanta Holding Corp.
5.875%, 3/1/24	25	21,938

		$144,875

Electric Utilities — 0.0%(9)
Dynegy, Inc.
6.75%, 11/1/19	80	$77,700
7.375%, 11/1/22	65	57,850
7.625%, 11/1/24	55	48,675
NRG Yield Operating, LLC
5.375%, 8/15/24	25	21,125

		$205,350

Electronics/Electrical — 0.2%
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(8)	35	$36,575
8.875%, 1/1/20(8)	260	279,500
Anixter, Inc.
5.50%, 3/1/23(8)	45	44,213
CommScope, Inc.
4.375%, 6/15/20(8)	20	20,400
Freescale Semiconductor, Inc.
6.00%, 1/15/22(8)	55	57,750
Infor (US), Inc.
5.75%, 8/15/20(8)	35	35,350
6.50%, 5/15/22(8)	50	43,750
Nuance Communications, Inc.
5.375%, 8/15/20(8)	120	120,300

Security	Principal Amount* (000’s omitted)		Value
SS&C Technologies Holdings, Inc.
5.875%, 7/15/23(8)		65	$67,437
Zebra Technologies Corp.
7.25%, 10/15/22		100	104,250

			$809,525

Equipment Leasing — 0.2%
International Lease Finance Corp.
6.75%, 9/1/16(8)		350	$357,437
7.125%, 9/1/18(8)		350	379,750

			$737,187

Financial Intermediaries — 0.3%
CIT Group, Inc.
5.50%, 2/15/19(8)		45	$46,575
5.375%, 5/15/20		10	10,375
First Data Corp.
6.75%, 11/1/20(8)		962	1,016,112
7.00%, 12/1/23(8)		155	156,937
5.00%, 1/15/24(8)		50	50,375
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
3.50%, 3/15/17		45	44,775
6.00%, 8/1/20		40	37,696
JPMorgan Chase & Co.
6.75%, to 2/1/24, 1/29/49(11)		80	86,700
Navient Corp.
5.50%, 1/15/19		140	131,600
5.00%, 10/26/20		25	21,688
5.875%, 10/25/24		30	23,828

			$1,626,661

Food Products — 0.8%
Dean Foods Co.
6.50%, 3/15/23(8)		45	$46,462
Iceland Bondco PLC
4.841%, 7/15/20(8)(12)	GBP	3,000	3,633,493
Pilgrim’s Pride Corp.
5.75%, 3/15/25(8)		45	43,425
Post Holdings, Inc.
6.75%, 12/1/21(8)		20	20,972
6.00%, 12/15/22(8)		35	34,869
7.75%, 3/15/24(8)		35	37,362
8.00%, 7/15/25(8)		15	16,163
WhiteWave Foods Co. (The)
5.375%, 10/1/22		25	26,625

			$3,859,371

Food Service — 0.0%(9)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(8)		65	$65,487
6.00%, 4/1/22(8)		125	129,922
Yum! Brands, Inc.
5.30%, 9/15/19		10	10,338
3.75%, 11/1/21		15	13,650
3.875%, 11/1/23		5	4,369

			$223,766

Food/Drug Retailers — 0.0%(9)
Rite Aid Corp.
6.125%, 4/1/23(8)		115	$121,756

			$121,756

Security	Principal Amount* (000’s omitted)	Value
Health Care — 1.1%
Alere, Inc.
7.25%, 7/1/18	10	$10,399
6.50%, 6/15/20	35	34,300
6.375%, 7/1/23(8)	65	61,588
AmSurg Corp.
5.625%, 11/30/20	50	50,875
5.625%, 7/15/22	45	45,388
Capsugel SA
7.00%, 5/15/19(8)(10)	25	24,734
Centene Corp.
4.75%, 5/15/22	20	19,300
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	2,190	2,211,900
7.125%, 7/15/20	120	115,200
6.875%, 2/1/22	95	86,794
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp.
8.125%, 6/15/21(8)	35	29,575
HCA Holdings, Inc.
6.25%, 2/15/21	85	90,100
HCA, Inc.
6.50%, 2/15/20	15	16,575
4.75%, 5/1/23	1,050	1,055,250
5.875%, 2/15/26	25	25,563
HealthSouth Corp.
5.75%, 11/1/24(8)	15	14,881
Hill-Rom Holdings, Inc.
5.75%, 9/1/23(8)	25	25,594
Hologic, Inc.
5.25%, 7/15/22(8)	70	72,712
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(8)	140	138,250
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	45	43,875
MPH Acquisition Holdings, LLC
6.625%, 4/1/22(8)	160	160,600
Opal Acquisition, Inc.
8.875%, 12/15/21(8)	60	47,925
Surgical Care Affiliates, Inc.
6.00%, 4/1/23(8)	35	33,950
Teleflex, Inc.
5.25%, 6/15/24	20	20,100
Tenet Healthcare Corp.
6.00%, 10/1/20	55	58,575
4.375%, 10/1/21	600	594,750
8.125%, 4/1/22	105	106,050
6.75%, 6/15/23	15	13,856
WellCare Health Plans, Inc.
5.75%, 11/15/20	120	122,550

		$5,331,209

Holding Company - Diversified — 0.0%(9)
Argos Merger Sub, Inc.
7.125%, 3/15/23(8)	80	$80,800
HRG Group, Inc.
7.875%, 7/15/19	70	73,238
7.875%, 7/15/19(8)	40	41,850

		$195,888

Security	Principal Amount* (000’s omitted)	Value
Home Furnishings — 0.0%(9)
Tempur Sealy International, Inc.
6.875%, 12/15/20	40	$42,500
5.625%, 10/15/23(8)	35	35,875

		$78,375

Industrial Equipment — 0.0%(9)
BlueLine Rental Finance Corp.
7.00%, 2/1/19(8)	70	$55,300
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(13)	59	26,229
Manitowoc Co., Inc. (The)
5.875%, 10/15/22	40	42,600
Vander Intermediate Holding II Corp.
9.75%, 2/1/19(8)(10)	55	26,812

		$150,941

Insurance — 0.0%(9)
Hub Holdings, LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19(8)(10)	45	$38,025
Hub International, Ltd.
7.875%, 10/1/21(8)	60	52,800
USI, Inc.
7.75%, 1/15/21(8)	100	90,125
Wayne Merger Sub, LLC
8.25%, 8/1/23(8)	40	34,995

		$215,945

Internet Software & Services — 0.0%(9)
Netflix, Inc.
5.50%, 2/15/22(8)	80	$82,800
5.875%, 2/15/25(8)	115	119,169

		$201,969

Leisure Goods/Activities/Movies — 0.1%
Activision Blizzard, Inc.
6.125%, 9/15/23(8)	35	$37,537
NCL Corp., Ltd.
5.25%, 11/15/19(8)	25	25,250
4.625%, 11/15/20(8)	45	43,987
Regal Entertainment Group
5.75%, 3/15/22	30	30,300
Royal Caribbean Cruises, Ltd.
7.25%, 6/15/16	25	25,469
7.25%, 3/15/18	50	54,000
Sabre GLBL, Inc.
5.375%, 4/15/23(8)	25	25,188
5.25%, 11/15/23(8)	40	39,800
Viking Cruises, Ltd.
8.50%, 10/15/22(8)	90	84,150
6.25%, 5/15/25(8)	40	33,600

		$399,281

Lodging and Casinos — 0.7%
Buffalo Thunder Development Authority
11.00%, 12/9/22(8)	224	$114,206
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(4)	2,100	1,585,500
9.00%, 2/15/20(4)	1,675	1,247,437
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20	75	73,688

Security	Principal Amount* (000’s omitted)	Value
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21	110	$113,850
MGM Resorts International
6.625%, 12/15/21	90	92,925
7.75%, 3/15/22	30	31,913
6.00%, 3/15/23	65	64,959
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	30	30,038
Station Casinos, LLC
7.50%, 3/1/21	55	56,925
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(4)(8)	310	159,650

		$3,571,091

Media — 0.2%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(8)	1,000	$1,049,330

		$1,049,330

Nonferrous Metals/Minerals — 0.1%
Eldorado Gold Corp.
6.125%, 12/15/20(8)	120	$101,100
IAMGOLD Corp.
6.75%, 10/1/20(8)	65	41,519
Imperial Metals Corp.
7.00%, 3/15/19(8)	25	22,000
Kissner Milling Co., Ltd.
7.25%, 6/1/19(8)	95	84,550
New Gold, Inc.
6.25%, 11/15/22(8)	70	52,675
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20	45	25,762
7.375%, 2/1/20(8)	10	5,725

		$333,331

Oil and Gas — 0.6%
Antero Resources Corp.
6.00%, 12/1/20	15	$13,200
5.375%, 11/1/21	100	85,250
5.625%, 6/1/23(8)	30	25,050
Blue Racer Midstream, LLC/Blue Racer Finance Corp.
6.125%, 11/15/22(8)	15	11,288
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	70	27,825
Canbriam Energy, Inc.
9.75%, 11/15/19(8)	25	21,250
CITGO Petroleum Corp.
6.25%, 8/15/22(8)	700	673,750
Concho Resources, Inc.
5.50%, 4/1/23	240	219,000
CrownRock, L.P./CrownRock Finance, Inc.
7.125%, 4/15/21(8)	90	80,100
7.75%, 2/15/23(8)	60	53,700
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	130	126,750
Denbury Resources, Inc.
5.50%, 5/1/22	20	7,100
Endeavor Energy Resources, L.P./EER Finance, Inc.
7.00%, 8/15/21(8)	95	81,225
8.125%, 9/15/23(8)	25	21,938

Security	Principal Amount* (000’s omitted)	Value
Energy Transfer Equity, L.P.
5.875%, 1/15/24	85	$66,512
EP Energy, LLC/Everest Acquisition Finance, Inc.
7.75%, 9/1/22	65	23,075
Gulfport Energy Corp.
7.75%, 11/1/20	175	154,875
6.625%, 5/1/23	60	48,300
Matador Resources Co.
6.875%, 4/15/23	40	34,600
Memorial Resource Development Corp.
5.875%, 7/1/22	140	105,700
Newfield Exploration Co.
5.625%, 7/1/24	120	101,100
Noble Energy, Inc.
5.625%, 5/1/21	27	27,030
Paramount Resources, Ltd.
6.875%, 6/30/23(8)	25	16,063
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	20	20,525
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	45	38,362
Precision Drilling Corp.
6.50%, 12/15/21	5	3,275
RSP Permian, Inc.
6.625%, 10/1/22	80	71,600
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	170	156,400
5.625%, 4/15/23	100	88,250
5.625%, 3/1/25	100	86,375
Sabine Pass LNG, L.P.
6.50%, 11/1/20	100	103,875
Seven Generations Energy, Ltd.
8.25%, 5/15/20(8)	140	125,475
6.75%, 5/1/23(8)	60	50,100
Seventy Seven Energy, Inc.
6.50%, 7/15/22	35	1,925
SM Energy Co.
6.125%, 11/15/22	25	14,422
6.50%, 1/1/23	80	46,600
Sunoco, L.P./Sunoco Finance Corp.
6.375%, 4/1/23(8)	45	41,737
Tesoro Corp.
5.375%, 10/1/22	90	86,850
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp.
5.50%, 10/15/19(8)	15	14,006
6.25%, 10/15/22(8)	35	31,850
Triangle USA Petroleum Corp.
6.75%, 7/15/22(8)	35	6,125
Williams Partners, L.P./ACMP Finance Corp.
4.875%, 3/15/24	10	7,512

		$3,019,945

Publishing — 0.1%
Laureate Education, Inc.
9.25%, 9/1/19(8)	565	$311,456
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21	145	154,788
MHGE Parent, LLC/MHGE Parent Finance, Inc.
8.50%, 8/1/19(8)(10)	30	29,625

Security	Principal Amount* (000’s omitted)	Value
Tribune Media Co.
5.875%, 7/15/22(8)	60	$60,000

		$555,869

Radio and Television — 0.4%
CCOH Safari, LLC
5.75%, 2/15/26(8)	45	$44,882
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/22	50	44,688
Series B, 6.50%, 11/15/22	90	83,700
iHeartCommunications, Inc.
9.00%, 12/15/19	953	657,570
11.25%, 3/1/21	45	30,206
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(8)	35	36,094
Sirius XM Radio, Inc.
5.875%, 10/1/20(8)	25	26,125
6.00%, 7/15/24(8)	85	89,250
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	70	71,575
Univision Communications, Inc.
6.75%, 9/15/22(8)	746	771,177
5.125%, 5/15/23(8)	30	29,250

		$1,884,517

Real Estate Investment Trusts (REITs) — 0.0%(9)
Communications Sales & Leasing, Inc./CSL Capital LLC
8.25%, 10/15/23	10	$8,875
ESH Hospitality, Inc.
5.25%, 5/1/25(8)	30	29,044

		$37,919

Retailers (Except Food and Drug) — 0.2%
Chinos Intermediate Holdings A, Inc.
7.75%, 5/1/19(8)(10)	35	$8,239
Dollar Tree, Inc.
5.25%, 3/1/20(8)	45	47,475
5.75%, 3/1/23(8)	105	111,169
Hot Topic, Inc.
9.25%, 6/15/21(8)	150	135,000
L Brands, Inc.
6.875%, 11/1/35(8)	65	67,437
Michaels Stores, Inc.
5.875%, 12/15/20(8)	45	46,463
Murphy Oil USA, Inc.
6.00%, 8/15/23	135	141,345
Party City Holdings, Inc.
6.125%, 8/15/23(8)	65	63,375
Petco Holdings, Inc.
8.50%, 10/15/17(8)(10)	120	122,406
Radio Systems Corp.
8.375%, 11/1/19(8)	60	61,950
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	50	52,437
Vista Outdoor, Inc.
5.875%, 10/1/23(8)	35	35,788

		$893,084

Road & Rail — 0.0%(9)
Florida East Coast Holdings Corp.
6.75%, 5/1/19(8)	25	$22,938

Security	Principal Amount* (000’s omitted)	Value
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(8)	35	$33,775

		$56,713

Software and Services — 0.0%(9)
IHS, Inc.
5.00%, 11/1/22	60	$60,825
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, 5/1/21(8)(10)	65	46,556
Italics Merger Sub, Inc.
7.125%, 7/15/23(8)	45	40,500
SunGard Availability Services Capital, Inc.
8.75%, 4/1/22(8)	70	41,650

		$189,531

Steel — 0.0%(9)
ArcelorMittal
7.25%, 2/25/22	25	$20,438
JMC Steel Group, Inc.
8.25%, 3/15/18(8)	65	48,750

		$69,188

Surface Transport — 0.1%
Hertz Corp. (The)
6.25%, 10/15/22	65	$63,538
XPO Logistics, Inc.
7.875%, 9/1/19(8)	190	190,237
6.50%, 6/15/22(8)	75	67,406

		$321,181

Technology — 0.0%(9)
Micron Technology, Inc.
5.25%, 8/1/23(8)	50	$40,687
5.625%, 1/15/26(8)	25	19,438

		$60,125

Telecommunications — 0.7%
Avaya, Inc.
9.00%, 4/1/19(8)	45	$30,712
10.50%, 3/1/21(8)	330	82,406
CenturyLink, Inc.
6.75%, 12/1/23	50	47,500
CommScope Technologies Finance, LLC
6.00%, 6/15/25(8)	60	58,500
Frontier Communications Corp.
6.25%, 9/15/21	40	33,888
10.50%, 9/15/22(8)	15	14,719
7.625%, 4/15/24	30	25,425
6.875%, 1/15/25	45	35,944
11.00%, 9/15/25(8)	80	77,400
Intelsat Jackson Holdings SA
7.25%, 10/15/20	160	138,400
7.50%, 4/1/21	10	8,675
Intelsat Luxembourg SA
7.75%, 6/1/21	95	41,800
8.125%, 6/1/23	90	37,575
Level 3 Financing, Inc.
5.375%, 1/15/24(8)	25	25,312
Plantronics, Inc.
5.50%, 5/31/23(8)	55	55,550

Security	Principal Amount* (000’s omitted)		Value
SBA Telecommunications, Inc.
5.75%, 7/15/20		145	$150,981
Sprint Communications, Inc.
7.00%, 8/15/20		655	484,700
6.00%, 11/15/22		5	3,387
Sprint Corp.
7.25%, 9/15/21		60	43,500
7.875%, 9/15/23		250	180,000
7.625%, 2/15/25		45	30,966
T-Mobile USA, Inc.
6.25%, 4/1/21		40	41,000
6.633%, 4/28/21		50	51,937
6.731%, 4/28/22		20	20,650
6.625%, 4/1/23		40	41,100
6.375%, 3/1/25		35	35,219
6.50%, 1/15/26		115	115,000
Wind Acquisition Finance SA
5.091%, 4/30/19(8)(12)	EUR	500	541,943
6.50%, 4/30/20(8)		475	491,625
3.856%, 7/15/20(8)(12)	EUR	475	502,990
Windstream Corp.
6.375%, 8/1/23		40	29,100
Windstream Services, LLC
7.75%, 10/1/21		80	63,600

			$3,541,504

Utilities — 0.4%
AES Corp. (The)
5.50%, 3/15/24		25	$22,594
Air Medical Merger Sub Corp.
6.375%, 5/15/23(8)		45	39,825
Calpine Corp.
5.375%, 1/15/23		50	45,750
7.875%, 1/15/23(8)		1,930	2,069,925
5.75%, 1/15/25		15	13,537

			$2,191,631

Total Corporate Bonds & Notes (identified cost $53,551,178)			$47,761,551

Asset-Backed Securities — 6.7%

Security	Principal Amount (000’s omitted)		Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 5.972%, 7/15/27(8)(12)		$1,000	$819,046
Apidos CLO XIX
Series 2014-19A, Class E, 6.07%, 10/17/26(8)(12)		2,100	1,655,638
Apidos CLO XVII
Series 2014-17A, Class B, 3.47%, 4/17/26(8)(12)		450	420,503
Series 2014-17A, Class C, 3.92%, 4/17/26(8)(12)		1,000	847,640
Series 2014-17A, Class D, 5.37%, 4/17/26(8)(12)		1,000	685,040
Apidos CLO XXI
Series 2015-21A, Class D, 6.17%, 7/18/27(8)(12)		1,000	741,364
Ares CLO, Ltd.
Series 2014-32A, Class D, 6.062%, 11/15/25(8)(12)		2,000	1,523,632
Series 2015-2A, Class E2, 5.524%, 7/29/26(8)(12)		1,000	758,119
Babson CLO, Ltd.
Series 2013-IA, Class C, 3.324%, 4/20/25(8)(12)		450	430,622

Security	Principal Amount (000’s omitted)	Value
Series 2013-IA, Class D, 4.124%, 4/20/25(8)(12)	350	$308,266
Series 2013-IA, Class E, 5.024%, 4/20/25(8)(12)	225	168,218
Birchwood Park CLO, Ltd.
Series 2014-1A, Class C1, 3.722%, 7/15/26(8)(12)	500	486,607
Series 2014-1A, Class E1, 5.722%, 7/15/26(8)(12)	500	356,102
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-4A, Class E, 5.822%, 10/15/26(8)(12)	2,000	1,536,384
Series 2015-5A, Class D, 6.592%, 1/20/28(8)(12)	500	427,793
Cent CLO, LP
Series 2014-22A, Class D, 5.644%, 11/7/26(8)(12)	1,000	693,958
Centurion CDO IX Ltd.
Series 2005-9A, Class D1, 5.37%, 7/17/19(8)(12)	750	704,346
CIFC Funding, Ltd.
Series 2013-2A, Class A3L, 3.27%, 4/21/25(8)(12)	2,650	2,449,390
Cumberland Park CLO, Ltd.
Series 2015-2A, Class E, 5.624%, 7/20/26(8)(12)	1,600	1,196,037
Dryden XL Senior Loan Fund
Series 2015-40A, Class E, 6.312%, 8/15/28(8)(12)	1,000	809,620
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class A3L, 3.062%, 8/15/25(8)(12)	1,500	1,423,575
Series 2013-28A, Class B1L, 3.562%, 8/15/25(8)(12)	640	546,296
Series 2013-28A, Class B2L, 4.262%, 8/15/25(8)(12)	430	288,543
Galaxy CLO, Ltd.
Series 2015-21A, Class E1, 6.17%, 1/20/28(8)(12)	1,000	816,927
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class E, 6.036%, 5/5/27(8)(12)	2,000	1,475,552
Oak Hill Credit Partners, Ltd.
Series 2013-8A, Class C, 3.324%, 4/20/25(8)(12)	400	380,013
Series 2013-8A, Class D, 4.124%, 4/20/25(8)(12)	450	391,217
Series 2015-11A, Class E, 7.016%, 10/20/28(8)(12)	1,000	835,782
Octagon Investment Partners XVI Ltd.
Series 2013-1A, Class C1, 3.37%, 7/17/25(8)(12)	925	858,924
Series 2013-1A, Class D, 3.97%, 7/17/25(8)(12)	925	787,489
Series 2013-1A, Class E, 5.12%, 7/17/25(8)(12)	1,125	740,526
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class E2, 7.122%, 7/15/27(8)(12)	2,000	1,752,742
Palmer Square CLO, Ltd.
Series 2015-2A, Class D, 6.074%, 7/20/27(8)(12)	1,200	925,532
Race Point CLO, Ltd.
Series 2012-7A, Class D, 4.594%, 11/8/24(8)(12)	1,750	1,587,031
Recette CLO, LLC
Series 2015-1A, Class E, 6.115%, 10/20/27(8)(12)	1,000	737,573
Schiller Park CLO, Ltd.
Series 2007-1A, Class D, 3.119%, 4/25/21(8)(12)	1,000	956,664
Ziggurat CLO, Ltd.
Series 2014-1A, Class E, 5.62%, 10/17/26(8)(12)	2,000	1,324,840

Total Asset-Backed Securities (identified cost $38,380,183)		$32,847,551

Common Stocks — 0.8%

Security	Shares	Value
Aerospace and Defense — 0.0%(9)
IAP Global Services, LLC(3)(13)(14)	55	$116,377

		$116,377

Automotive — 0.1%
Dayco Products, LLC(3)(13)(14)	18,702	$635,868

		$635,868

Security	Shares	Value
Building and Development — 0.1%
Panolam Holdings Co.(3)(14)(15)	253	$220,118

		$220,118

Business Equipment and Services — 0.0%
Education Management Corp.(3)(13)(14)	3,185,850	$0

		$0

Health Care — 0.1%
New Millennium HoldCo, Inc.(3)(13)(14)	61,354	$532,555

		$532,555

Lodging and Casinos — 0.1%
Tropicana Entertainment, Inc.(13)(14)	35,670	$570,720

		$570,720

Publishing — 0.4%
ION Media Networks, Inc.(3)(13)(14)	3,990	$1,664,030
MediaNews Group, Inc.(3)(13)(14)	10,718	348,332
Nelson Education, Ltd.(3)(13)(14)	54,585	0

		$2,012,362

Total Common Stocks (identified cost $1,858,469)		$4,088,000

Convertible Preferred Stocks — 0.0%(9)

Security	Shares	Value
Business Equipment and Services — 0.0%(9)
Education Management Corp., Series A-1, 7.50% (3)(13)(14)	3,545	$47,609

Total Convertible Preferred Stocks (identified cost $250,194)		$47,609

Closed-End Funds — 2.1%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	99,936	$1,253,198
Invesco Senior Income Trust	483,234	1,860,451
Nuveen Credit Strategies Income Fund	365,228	2,742,862
Nuveen Floating Rate Income Fund	148,079	1,457,097
Nuveen Floating Rate Income Opportunity Fund	103,281	972,907
Voya Prime Rate Trust	396,676	1,908,012

Total Closed-End Funds (identified cost $12,168,732)		$10,194,527

Miscellaneous — 0.0%(9)

Security	Principal Amount/ Shares	Value
Lodging and Casinos — 0.0%(9)
Buffalo Thunder Development Authority
Residual Claim Certificates, Expires 11/15/29(8)(14)	$99,306	$5

		$5

Oil and Gas — 0.0%
SemGroup Corp., Escrow Certificate(3)(14)	540,000	$0

		$0

Total Miscellaneous (identified cost $0)		$5

Short-Term Investments — 1.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(16)	$6,416	$6,415,758

Total Short-Term Investments (identified cost $6,415,758)		$6,415,758

Total Investments — 162.2% (identified cost $875,696,128)		$798,668,345

Less Unfunded Loan Commitments — (0.0)%(9)		$(47,872)

Net Investments — 162.2% (identified cost $875,648,256)		$798,620,473

Other Assets, Less Liabilities — (35.5)%		$(174,783,250)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (26.7)%		$(131,315,572)

Net Assets Applicable to Common Shares — 100.0%		$492,521,651

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after January 31, 2016, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Includes new money preferred shares that trade with the loan.

(6)	Includes Vivarte Class A preferred shares, Vivarte Class B ordinary shares and Luxco ordinary shares that trade with the loan.

(7)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $56,253,696 or 11.4% of the Trust’s net assets applicable to common shares.

(9)	Amount is less than 0.05% or (0.05)%, as applicable.

(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(11)	Security converts to floating rate after the indicated fixed-rate coupon period.

(12)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)	Non-income producing security.

(15)	Restricted security.

(16)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $5,927.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	530,000	USD	578,984	Deutsche Bank AG	2/29/16	$—	$(4,470)
EUR	4,100,000	USD	4,529,338	HSBC Bank USA, N.A.	2/29/16	—	(84,982)
USD	979,181	CAD	1,302,644	State Street Bank and Trust Company	2/29/16	49,319	—
USD	8,455,737	EUR	7,916,319	State Street Bank and Trust Company	2/29/16	—	(125,469)
USD	11,040,545	EUR	10,076,809	HSBC Bank USA, N.A.	3/31/16	107,580	—
USD	10,934,512	GBP	7,378,736	Goldman Sachs International	3/31/16	419,345	—
USD	4,887,766	EUR	4,472,270	Goldman Sachs International	4/29/16	31,276	—
USD	4,263,023	GBP	2,992,887	State Street Bank and Trust Company	4/29/16	—	(2,439)

						$607,520	$(217,360)

Abbreviations:

DIP	-	Debtor In Possession

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2016, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At January 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $607,520 and $217,360, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Trust at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$876,178,107

Gross unrealized appreciation	$3,412,204
Gross unrealized depreciation	(80,969,838)

Net unrealized depreciation	$(77,557,634)

Restricted Securities

At January 31, 2016, the Trust owned the following securities (representing less than 0.05% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	253	$139,024	$220,118

Total Restricted Securities			$139,024	$220,118

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$692,789,604	$4,475,868	$697,265,472
Corporate Bonds & Notes	—	47,735,322	26,229	47,761,551
Asset-Backed Securities	—	32,847,551	—	32,847,551
Common Stocks	570,720	—	3,517,280	4,088,000
Convertible Preferred Stocks	—	—	47,609	47,609
Closed-End Funds	10,194,527	—	—	10,194,527
Miscellaneous	—	5	0	5
Short-Term Investments	—	6,415,758	—	6,415,758
Total Investments	$10,765,247	$779,788,240	$8,066,986	$798,620,473
Forward Foreign Currency Exchange Contracts	$—	$607,520	$—	$607,520
Total	$10,765,247	$780,395,760	$8,066,986	$799,227,993

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(217,360)	$—	$(217,360)
Total	$—	$(217,360)	$—	$(217,360)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2016 is not presented.

At January 31, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016